Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Contracts	Investment Contracts
As previously discussed in Note 2, Significant Accounting Policies, the Plan’s investment options include a Stable Value Fund, which invests in a diversified portfolio of fully benefit-responsive guaranteed investment contracts (“GICs”), including fixed maturity and constant duration synthetic GICs, and short-term investment funds.

Fixed maturity synthetic GICs consist of an asset or collection of assets that are owned by the Plan and a benefit-responsive, book value wrap contract purchased for the portfolio. Generally, fixed maturity synthetic GICs are held to maturity. The initial crediting rate is established based on the market interest rates at the time the initial asset is purchased. Constant duration synthetic GICs consist of a portfolio of securities owned by the Plan and a benefit-responsive, book value wrap contract purchased for the portfolio. The wrap contract amortizes gains and losses of the underlying securities over the portfolio duration. The initial crediting rate is established based on the market interest rates at the time the underlying portfolio is funded. The assets underlying the synthetic GICs may include U.S. Government securities, agency mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, corporate securities or Collective Investment Trusts (CITs).

The synthetic GICs allow participant-directed transactions to be made at contract value, which represents contributions plus interest earned, less benefits paid and transfers to other funds. However, withdrawals and transfers resulting from certain events may limit the ability of the Plan to transact at contract value with the issuer of fully benefit-responsive investment contracts. These events include the following: (1) employer-initiated events which would have a material and adverse impact on the Plan; (2) employer communications designed to induce participants to transfer from the fund; (3) competing fund transfer or violation of equity wash or equivalent rules in place; and (4) changes of qualification status of the employer or the Plan. In these instances, market value would likely be used to determine payouts to participants. In general, issuers may terminate the contract and settle at other than contract value due to changes in the qualification status of the Company or the Plan, breach of material obligations under the contract and misrepresentation by the contract holder, or failure of the underlying portfolio to conform to the pre-established investment guidelines. At this time, the Company does not believe that an event that would limit the Plan’s ability to transact with participants at contract value is probable.

The following table reflects the contract value for each type of fully benefit-responsive investment contract:

	December 31, 2025	December 31, 2024
Fixed Maturity Synthetic GICs	$26,886,611	$39,202,983
Constant Duration Synthetic GICs	102,470,237	105,062,858
Total	$129,356,848	$144,265,841